SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Discovery Large Cap Fund
Invesco V.I. Discovery Large Cap Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (Lead)	2020

Ido Cohen	Portfolio Manager	2026

Ash Shah, CFA	Portfolio Manager	2020

2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
▪
Ronald J. Zibelli, Jr., CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
▪
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2010.
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
ACST-AVIF-SUMSTAT-SUP-1

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco American Franchise Fund
Invesco V.I. American Franchise Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (Lead)	2022

Ido Cohen	Portfolio Manager	2010

Ash Shah, CFA	Portfolio Manager	2026

2. The following information replaces in its entirety the bulleted list under "Fund Management – Portfolio Managers" in the Statutory Prospectuses:
▪
Ronald J. Zibelli, Jr., CFA, Portfolio Manager (Lead), who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
▪
Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
ACST-AVIF-SUMSTAT-SUP-2

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco V.I. Equity and Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (Co-lead)	2015

Matthew Titus, CFA	Portfolio Manager (Co-lead)	2016

Chuck Burge	Portfolio Manager	2010

Will Guthrie	Portfolio Manager	2026

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)*

*Predecessor fund refers to the The Universal Institutional Funds, Inc. Equity and Income Portfolio, which was reorganized into the Fund after the close of business on June 1, 2010.
2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Brian Jurkash, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
▪
Matthew Titus, CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016.
▪
Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.
▪
Will Guthrie, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2014.
▪
Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
VK-VIEQI-SUMSTAT-SUP 022726

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco V.I. Growth and Income Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (Co-lead)	2015

Matthew Titus, CFA	Portfolio Manager (Co-lead)	2016

Will Guthrie	Portfolio Manager	2026

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)*

*Predecessor fund refers to the Van Kampen Life Investment Trust Growth and Income Portfolio, which was reorganized into the Fund after the close of business on June 1, 2010.
2. The following information replaces in its entirety the bulleted list appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
▪
Brian Jurkash, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
▪
Matthew Titus, CFA, Portfolio Manager (Co-lead), who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016.
▪
Will Guthrie, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2014.
▪
Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
VK-VIGRI-SUMSTAT-SUP 022726

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco V.I. Health Care Fund
(the “Fund”)
This supplement amends the Summary Prospectus and Statutory Prospectus of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Justin Livengood, CFA	Portfolio Manager	2020

Joy Budzinski	Portfolio Manager	2026

2. The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectus:
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Justin Livengood, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.
▪
Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
I-VIGHC-SUMSTATSAI-SUP

SUPPLEMENT DATED FEBRUARY 27, 2026 TO THE CURRENT
SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR:
Invesco Technology Fund
Invesco V.I. Technology Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary Prospectuses and Statutory Prospectuses of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectuses and Statutory Prospectuses and retain it for future reference.
Effective February 27, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Tony Hipple, CFA	Portfolio Manager	2026

Ash Shah, CFA	Portfolio Manager	2022

2. The following information replaces in its entirety the information appearing under the heading "Fund Management – Portfolio Manager" in the Statutory Prospectus:
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Tony Hipple, CFA, Portfolio Manager, who has been responsible for the Fund since 2026 and has been associated with Invesco and/or its affiliates since 2022. From 2018 to 2022, he was associated with Channing Capital Management where he served as a Portfolio Manager and senior research analyst for small- and mid-cap strategies.
▪
Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
ASEF-AVIF-SUMSTAT-SUP